UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES
                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Global Bond Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Global Bond Portfolio

2003 was a difficult year for global bond markets, the most volatile in 20 years. The Citigroup Index (hedged to USD) returned 1.97%. The Maxim Global Bond Portfolio outperformed relative to the benchmark by 6.81% for a gross return of 8.79%. Almost 2% of the outperformance was due to a combination of interest rate anticipation and investment in higher yielding assets such as inflation-indexed bonds and corporate credits. The portfolio achieved one of its major objectives of benefiting from favorable currency moves while at the same time avoiding large losses when the USD is strong. Over 4.5% of the performance against the benchmark came from correct positioning in appreciating currencies while USD was getting weaker. In particular, the strong trend in the Euro benefited the portfolio.

          Maxim Global Bond Portfolio                Citigroup Index*

Jul-99           10000                               10000

Dec-99           9875                                10134.57

Dec-00           10765.725                           11219.18

Dec-01           11132.83622                         11918.88

Dec-02           12306.23716                         12868.81

Dec-03           13211.97622                         13122.57


* Salomon Smith Barney World Gov't Index Changed to Citigroup

Maxim Global Bond Portfolio
Total Return -
One Year:  7.36%
Since Inception:  6.38%

Portfolio Inception: 7/26/99

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Global Bond Portfolio, made at its inception, with the performance of the Citigroup Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global Bond Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period from July 26, 1999 (inception) to December 31, 1999 and for each of the four years in the period ended December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the period from July 26, 1999 (inception) to December 31, 1999 and for each of the four years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended
December 31, 2003 and 2002

Maxim Global Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                   $       131,624,085
     Cash denominated in foreign currencies  (2)                                                585,185
     Cash                                                                                         3,174
     Interest receivable                                                                      2,277,212
     Subscriptions receivable                                                                   304,460
     Receivable for investments sold                                                              6,500
     Unrealized appreciation on forward foreign currency contracts                            1,910,238
                                                                                      ------------------
                                                                                      ------------------

     Total assets                                                                           136,710,854
                                                                                      ------------------
                                                                                      ------------------

LIABILITIES:

     Due to investment adviser                                                                  154,195
     Redemptions payable                                                                        305,041
     Unrealized depreciation on forward foreign currency contracts                            2,918,797
                                                                                      ------------------
                                                                                      ------------------

     Total liabilities                                                                        3,378,033
                                                                                      ------------------
                                                                                      ------------------

NET ASSETS                                                                          $       133,332,821
                                                                                      ==================
                                                                                      ==================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                  $         1,273,400
     Additional paid-in capital                                                             123,739,679
     Net unrealized appreciation on investments, translation of assets and liabilities denominated in foreign currencies, forward foreign
     currency contracts and futures contracts                                                 7,928,942
     Undistributed net investment income                                                        355,198
     Accumulated net realized gain on investments,
     forward foreign currency contracts and futures contracts                                    35,602
                                                                                      ------------------
                                                                                      ------------------

NET ASSETS                                                                          $       133,332,821
                                                                                      ==================
                                                                                      ==================

NET ASSET VALUE PER OUTSTANDING SHARE                                               $             10.47
                                                                                      ==================
                                                                                      ==================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                             100,000,000
     Outstanding                                                                             12,734,003

(1)  Cost of investments in securities:                                             $       122,686,378
(2)  Cost of cash denominated in foreign currencies:                                            585,391

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Interest                                                                     $      4,458,558
                                                                                   ---------------
                                                                                   ---------------

EXPENSES:

    Management fees                                                                     1,693,508
                                                                                   ---------------
                                                                                   ---------------

NET INVESTMENT INCOME                                                                   2,765,050
                                                                                   ---------------
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                                                   16,536,341
    Net realized loss on forward foreign currency contracts                           (12,183,063)
    Net realized gain on futures contracts                                                  8,567
    Change in net unrealized appreciation on investments                               (5,405,176)
    Change in net unrealized appreciation on translation of assets and liabilities
    denominated in foreign currencies                                                   5,588,791
    Change in net unrealized depreciation on forward foreign currency contracts         2,440,920
                                                                                   ---------------
                                                                                   ---------------

    Net realized and unrealized gain on investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts 6,986,380

                                                                                   ---------------
                                                                                   ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $      9,751,430
                                                                                   ===============
                                                                                   ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                                 2003          2002
                                                                              ------------  ------------
                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                                                   $   2,765,050 $   3,790,105
    Net realized gain on investments                                           16,536,341     5,611,946
    Net realized loss on forward foreign currency contracts                   (12,183,063)   (4,104,288)
    Net realized gain on futures contracts                                          8,567
    Change in net unrealized appreciation on investments                       (5,405,176)    9,237,084
    Change in net unrealized appreciation on translation of assets
    and liabilities denominated in foreign currencies                           5,588,791     3,503,211
    Change in net unrealized depreciation on forward foreign currency contracts 2,440,920    (4,320,870)
                                                                              ------------  ------------
                                                                              ------------  ------------
    Net increase in net assets resulting from operations                        9,751,430    13,717,188
                                                                              ------------  ------------
                                                                              ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                 (2,198,734)   (4,240,216)
    From net realized gains                                                    (5,305,768)   (1,390,945)
                                                                              ------------  ------------
                                                                              ------------  ------------

    Total distributions                                                        (7,504,502)   (5,631,161)
                                                                              ------------  ------------
                                                                              ------------  ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                         100,165,018    89,252,618
    Reinvestment of distributions                                               7,504,502     5,631,161
    Redemptions of shares                                                     (115,116,876) (76,684,027)
                                                                              ------------  ------------
                                                                              ------------  ------------

    Net increase (decrease) in net assets resulting from share transactions    (7,447,356)   18,199,752
                                                                              ------------  ------------
                                                                              ------------  ------------

    Total increase (decrease) in net assets                                    (5,200,428)   26,285,779

NET ASSETS:
    Beginning of period                                                       138,533,249   112,247,470
                                                                              ------------  ------------
                                                                              ------------  ------------

    End of period  (1)                                                      $ 133,332,821 $ 138,533,249
                                                                              ============  ============
                                                                              ============  ============

OTHER INFORMATION:

SHARES:

    Sold                                                                        9,463,092     8,893,689
    Issued in reinvestment of distributions                                       717,292       552,354
    Redeemed                                                                  (10,839,053)   (7,569,820)
                                                                              ------------  ------------
                                                                              ------------  ------------

    Net increase (decrease)                                                      (658,669)    1,876,223
                                                                              ============  ============
                                                                              ============  ============

(1) Including undistributed net investment income                           $     355,198 $     631,189

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                               Year Ended December 31,                  Period Ended December 31,
                                            ------------------------------------------  ------------
                                            ------------------------------------------  ----------
                                              2003       2002       2001       2000      1999 +
                                            ----------  --------   --------  ---------  ----------
                                            ----------  --------   --------  ---------  ----------
Net Asset Value, Beginning of Period      $     10.34 $    9.75  $    9.76 $     9.71 $     10.00

Income from Investment Operations


Net investment income                            0.17      0.28       0.71       0.37        0.16
Net realized and unrealized gain (loss)          0.58      0.74      (0.38)      0.49       (0.29)
                                            ----------  --------   --------  ---------  ----------
                                            ----------  --------   --------  ---------  ----------

Total Income (Loss) From Investment Operations   0.75      1.02       0.33       0.86       (0.13)
                                            ----------  --------   --------  ---------  ----------
                                            ----------  --------   --------  ---------  ----------

Less Distributions

From net investment income                      (0.19)    (0.32)     (0.18)     (0.81)      (0.16)
From net realized gains                         (0.43)    (0.11)     (0.16)
                                            ----------  --------   --------  ---------  ----------
                                            ----------  --------   --------  ---------  ----------

Total Distributions                             (0.62)    (0.43)     (0.34)     (0.81)      (0.16)
                                            ----------  --------   --------  ---------  ----------
                                            ----------  --------   --------  ---------  ----------

Net Asset Value, End of Period            $     10.47 $   10.34  $    9.75 $     9.76 $      9.71
                                            ==========  ========   ========  =========  ==========
                                            ==========  ========   ========  =========  ==========


Total Return                                    7.36%    10.54%      3.41%      9.02%      (1.25%)o

Net Assets, End of Period ($000)          $   133,333 $ 138,533  $ 112,247 $   88,218 $    91,795

Ratio of Expenses to Average Net Assets         1.30%     1.30%      1.30%      1.30%       1.30% *

Ratio of Net Investment Income to Average Net   2.12%     2.86%      2.95%      3.53%       4.00% *
   Assets

Portfolio Turnover Rate                       225.08%   275.23%    227.53%    367.96%      86.93% o


 + The portfolio commenced operations on July 26, 1999.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest total return consistent with a reasonable degree of risk. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Restricted Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2003 were $722,851, $756,116, and 0.57%, respectively.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Forward Currency Transactions

      The Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contracts and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific lot selection.

      Interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $190,414,280 and $169,196,234, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $51,518,224 and $82,297,219, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $122,650,776. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,996,200 and gross depreciation of securities in which there was an excess of tax cost over value of $22,891, resulting in net appreciation of $8,973,309.

5. FORWARD FOREIGN CURRENCY CONTRACTS

      As of December 31, 2003, the Portfolio held the following forward foreign currency contracts:

                                                                                       Net
                                             Delivery                              Unrealized
                                               Value             Settlement       Appreciation
                                             (Foreign               Date          (Depreciation)
                                             Currency)
                                         ------------------    ----------------   --------------
     Long Contracts:
        New Zealand Dollar                     17,000,000          June 2004    $   (371,314)
        Canadian Dollar                         5,350,000          June 2004        (114,014)
        Euro                                   15,535,000          June 2004        (1,183,433)
        Japanese Yen                          494,700,000          June 2004        (107,118)
        Swedish Krona                          73,700,000          June 2004        (437,367)
        Danish Krone                           24,270,000          June 2004        (268,609)
        British Pound                           4,635,000         June 2004         (436,942)

     Short Contracts:

        Australian Dollar                      13,845,000         June 2004     $   515,917
        Japanese Yen                          130,000,000         June 2004         18,997
        Danish Krone                           20,000,000         June 2004         81,879
        British Pound                           1,520,000         June 2004         69,031
        Canadian Dollar                         1,300,000         June 2004         15,225
        Euro                                   27,525,000         June 2004         1,209,189
                                                                                  --------------

     Net Depreciation                                                           $
                                                                                    (1,008,559)

                                                                                  ==============


6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2003 and 2002 were as follows:

                                                                    2003            2002
                                                                 ------------    ------------
     Distributions paid from:
        Ordinary income                                          $ 5,851,431     $ 5,164,088
        Long-term capital gain                                     1,653,071         467,073
                                                                 ------------    ------------
                                                                 ------------    ------------
                                                                 $ 7,504,502       5,631,161
                                                                 ============    ============


      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                                               $         0
     Undistributed capital gains                                                           0
     Post-October currency losses                                                  (466,530)
                                                                                 ------------
                                                                                 ------------
     Net accumulated earnings                                                      (466,530)
                                                                                 ------------
                                                                                 ------------

     Net unrealized  appreciation  on investments  and translation of assets and liabilities
         denominated in foreign currencies                                       $ 8,786,272
     Capital loss carryforwards                                                            0
     Post-October losses                                                                   0
                                                                                 ------------
                                                                                 ------------
     Total accumulated gain on investments                                       $ 8,319,742
                                                                                 ============



      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. For the year ended December 31, 2003 the Portfolio reclassified $38,140 from paid-in capital to undistributed net investment income and $880,447 from undistributed net investment income to accumulated realized loss on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      At December 31, 2003, the Portfolio had post-October foreign currency loss deferrals of $466,530.

The Maxim Series Fund

Maxim Global Bond Portfolio

BONDS

AGENCY --- 0.30%

    400,000 Fannie Mae **                                                389,286
            4.625% May 1, 2013
                                                                        $389,286

AIRLINES --- 0.33%

    300,000 American Airlines Inc                                        273,195
            Bonds
            8.608% October 1, 2012

    173,500 Continental Airlines Inc                                     150,712
            Pass Thru Certificates
            7.373% December 15, 2015

                                                                        $423,907

AUTOMOBILES --- 0.74%

    100,000 Ford Motor Co                                                101,052
            Notes
            7.450% July 16, 2031

    625,000 General Motors Corp                                          871,965
        EUR Notes
            7.250% July 3, 2013

                                                                        $973,017

BANKS --- 2.36%

    100,000 BB&T Corp                                                     99,132
            Subordinated Notes
            5.200% December 23, 2015

    450,000 Bank of America Corp                                         493,063
            Senior Notes
            5.875% February 15, 2009

    125,000 HSBC USA Inc                                                 140,097
            Unsecured Notes
            7.000% November 1, 2006

180,000,000 KFW International Finance                                  1,776,013
        JPY Notes
            1.750% March 23, 2010

    500,000 US Bank NA                                                   502,419
            Notes
            2.850% November 15, 2006

    100,000 Wells Fargo & Co                                             100,319
            Notes
            3.500% April 4, 2008

                                                                      $3,111,043

BROADCAST/MEDIA --- 0.23%

    300,000 Comcast Corp                                                 299,004
            Notes
            5.300% January 15, 2014

                                                                        $299,004

CANADIAN - FEDERAL --- 3.34%
  5,335,000 Government of Canada                                       4,402,200
        CAD Bonds
            5.500% June 1, 2009

                                                                      $4,402,200

COMMUNICATIONS - EQUIPMENT --- 0.08%
    100,000 Nortel Networks Corp                                         101,250
            Notes
            6.125% February 15, 2006

                                                                        $101,250

ELECTRIC COMPANIES --- 0.06%
     70,000 PP& L Capital Funding Inc                                     80,017
            Notes
            8.375% June 15, 2007

                                                                         $80,017

ELECTRONIC INSTRUMENT & EQUIP --- 0.12%
    150,000 MSW Energy Holdings #                                        163,500
            Company Guaranteed Notes
            8.500% September 1, 2010

                                                                        $163,500

FINANCIAL SERVICES --- 1.76%
    300,000 Capital One Bank                                             324,539
            Senior Notes
            6.875% February 1, 2006

     50,000 Newcourt Credit Group Inc                                     52,739
            Notes
            6.875% February 16, 2005

     50,000 Summit Capital Trust I                                        56,512
            Notes
            8.400% March 15, 2027

  1,600,000 Toyota Motor Credit Corp                                   1,694,709
            Senior Unsecured Notes
            4.875% June 20, 2007

    187,000 Washington Mutual Inc                                        187,325
            Notes
            4.000% January 15, 2009

                                                                      $2,315,824

FOOD & BEVERAGES --- 0.23%
    300,000 Miller Brewing Co #                                          304,000
            Notes
            4.250% August 15, 2008

                                                                        $304,000

FOREIGN BANKS --- 5.64%
133,000,000 Bayerische Landesbank Girozentrale                         1,247,294
        JPY Senior Notes
            1.400% April 22, 2013

300,000,000 Japan Bank For International Cooperation                   2,779,435
        JPY Notes
            .350% March 19, 2008

184,000,000 Pfandbriefstelle Der Oesterr                               1,779,103
        JPY Senior Unsubordinated Notes
            1.600% February 15, 2011

  1,500,000 Rabobank Nederland                                         1,621,023
            Notes
            5.500% September 17, 2008

                                                                      $7,426,855

FOREIGN GOVERNMENTS --- 60.18%
    200,000 Bundesrepublik Deutschland                                   267,063
        EUR Bonds
            5.000% July 4, 2011

    786,000 Bundesrepublik Deutschland                                 1,067,404
        EUR Bonds
            5.250% January 4, 2011

 56,000,000 Development Bank of Japan                                    511,452
        JPY Notes
            1.700% September 20, 2022

    700,000 Goverment of France                                          865,385
        EUR Bonds
            4.000% April 25, 2013

  2,846,000 Government of Belgium                                      3,599,696
        EUR Bonds
            3.750% March 28, 2009

    583,000 Government of Belgium                                        774,627
        EUR Bonds
            5.000% September 28, 2012

  1,050,000 Government of Belgium                                      1,418,315
        EUR Bonds
            5.500% March 28, 2028

  1,700,000 Government of Denmark                                        364,800
        DKK Bonds
            7.000% November 10, 2024

  6,370,000 Government of Denmark                                      7,925,933
        EUR Notes
            3.250% November 14, 2008

  1,600,000 Government of Denmark                                        302,016
        DKK Bonds
            6.000% November 15, 2011

    101,000 Government of France                                         129,624
        EUR Bonds
            4.000% April 25, 2009

  5,025,000 Government of France                                       6,208,213
        EUR Notes
            3.000% July 12, 2008

  1,400,000 Government of France                                       1,681,717
        EUR Bonds
            4.250% April 25, 2019

  3,820,000 Government of Germany                                      4,855,528
        EUR Bonds
            3.750% January 4, 2009

    220,000 Government of Germany                                        303,656
        EUR Bonds
            5.625% January 4, 2028

    750,000 Government of Italy                                          752,079
            Bonds
            2.500% March 31, 2006

  2,732,000 Government of Netherlands                                  3,452,726
        EUR Bonds
            3.750% July 15, 2009

  1,600,000 Government of Netherlands                                  2,164,136
        EUR Bonds
            5.250% July 15, 2008

    635,000 Government of Netherlands                                    863,631
        EUR Bonds
            5.500% January 15, 2028

     37,000 Government of Netherlands                                     49,388
        EUR Bonds
            5.000% July 15, 2012

  5,550,000 Government of New Zealand                                  3,785,050
        NZD Bonds
            6.500% April 15, 2013

 10,930,000 Government of New Zealand                                  7,296,673
        NZD Bonds
            6.500% February 15, 2006

  5,295,000 Government of Portugual                                    6,749,033
        EUR Bonds
            3.950% July 15, 2009

  4,925,000 Government of Spain                                        6,661,264
        EUR Bonds
            5.150% July 30, 2009

 41,200,000 Government of Sweden                                       5,945,501
        SEK Bonds
            5.000% January 28, 2009

 24,400,000 Government of Sweden                                       3,926,975
        SEK Debentures
            6.750% May 5, 2014

163,000,000 Japan Financial Corp                                       1,516,596
        JPY Notes
            1.350% November 26, 2013

  1,820,000 United Kingdom                                             3,304,093
        GBP Treasury Bonds
            5.000% March 7, 2008

  1,310,000 United Kingdom                                             2,471,888
        GBP Bonds
            5.750% December 7, 2009

                                                                     $79,214,462

GOLD, METALS & MINING --- 0.12%
    150,000 Falconbridge Ltd                                             163,114
            Unsecured Debentures
            7.350% November 1, 2006

                                                                        $163,114

HOMEBUILDING --- 0.26%

    100,000 DR Horton Inc                                                109,500
            Unsecured Bonds
            7.500% December 1, 2007

    100,000 DR Horton Inc                                                106,500
            Senior Notes
            6.875% May 1, 2013

    130,000 NVR Inc                                                      127,400
            Senior Notes
            5.000% June 15, 2010

                                                                        $343,400

INSURANCE RELATED --- 2.04%
269,000,000 AIG SunAmerica                                             2,551,387
            Senior Usubordinated Notes
            1.200% March 20, 2008

    150,000 Liberty Mutual #                                             134,853
            Notes
            7.697% October 15, 2097

                                                                      $2,686,240

INVESTMENT BANK/BROKERAGE FIRM --- 0.38%
    240,000 Morgan Stanley                                               240,339
            Notes
            3.625% April 1, 2008

    260,000 Morgan Stanley                                               265,591
            Notes
            5.300% March 1, 2013

                                                                        $505,930

LEISURE & ENTERTAINMENT --- 0.21%
     95,000 Park Place Entertainment Corp                                101,769
            Senior Unsecured Notes
            7.875% December 15, 2005

    155,000 Park Place Entertainment Corp                                171,663
            Senior Unsecured Notes
            8.500% November 15, 2006

                                                                        $273,432

MACHINERY --- 0.12%

    150,000 Case Corp                                                    152,250
            Notes
            7.250% January 15, 2016

                                                                        $152,250

OFFICE EQUIPMENT & SUPPLIES --- 0.08%
    100,000 Xerox Capital PLC                                            101,000
            Unsecured Notes
            5.875% May 15, 2004

                                                                        $101,000

OIL & GAS --- 0.16%
     85,000 Houston Exploration Co #                                      87,763
            Senior Subordinated Notes
            7.000% June 15, 2013

    100,000 Phillips Petroleum Co                                        124,920
            Unsecured Notes
            8.750% May 25, 2010

                                                                        $212,683

PERSONAL LOANS --- 0.08%
    100,000 American Express Co                                          100,211
            Notes
            4.875% July 15, 2013

                                                                        $100,211

SPECIALIZED SERVICES --- 0.39%
    500,000 Hertz Corp                                                   515,669
            Unsecured Notes
            6.250% March 15, 2009

                                                                        $515,669

SUPRANATIONALS --- 7.49%

774,000,000 Inter-American Development Bank                            7,665,723
            Unsecured Bonds
            1.900% July 8, 2009

  2,000,000 Inter-American Development Bank                            2,196,130
            Unsecured Bonds
            5.750% February 26, 2008

                                                                      $9,861,853

TELEPHONE & TELECOMMUNICATIONS --- 0.85%
    600,000 Telecom Italia SpA                                           823,427
            Notes
            6.250% February 1, 2012

    300,000 Verizon Virginia Inc                                         289,136
            Notes
            4.625% March 15, 2013

                                                                      $1,112,563

U.S. GOVERNMENTS --- 2.09%

    950,000 United States of America                                     954,787
            Treasury Notes
            1.750% December 31, 2004

  1,800,000 United States of America                                   1,800,054
            INFLATION INDEX
            1.875% July 15, 2013

                                                                      $2,754,841

UTILITIES --- 0.05%

     15,000 Calpine Corp #                                                14,625
            Secured Notes
            8.750% July 15, 2013

     50,000 Calpine Corp #                                                51,375
            Senior Secured Notes
            9.875% December 1, 2011

                                                                         $66,000

TOTAL BONDS --- 89.69%                                              $118,053,551
(Cost $109,115,844)

SHORT-TERM INVESTMENTS

    481,000 Fannie Mae                                                   480,949
               .963%, January 5, 2004
  2,500,000 Fannie Mae                                                 2,498,144
               1.005%, January 28, 2004
  1,000,000 Fannie Mae                                                   999,975
               .913%, January 2, 2004
  6,392,000 Federal Home Loan Bank                                     6,391,885
               .659, January 2, 2004
  1,200,000 Federal Home Loan Bank                                     1,199,832
               1.024%, January 6, 2004
  2,000,000 Federal Home Loan Bank                                     1,999,749
               .761%, January 7, 2004

TOTAL SHORT-TERM INVESTMENTS --- 10.31%                              $13,570,534
(Cost $13,570,534)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%                          $131,624,085
(Cost $122,686,378)

Legend

** Security is an agency note with maturity date and interest rate indicated. # Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.

See Attached Summary of Investments by Country.
See Notes to Financial Statements.

Currency Abbreviations EUR - Euro Dollars CAD - Canadian Dollars DKK - Danish Krone GBP - Great British Pound JPY - Japanese Yen NZD - New Zealand Dollars SEK
- Swedish Krona

Maxim Series Fund, Inc.

Summary of Investments by Country

Maxim Global Bond
Portfolio
December 31, 2003

                                                       % of Portfolio
         Country                    Value ($)           Investments
---------------------------   ---------------------   ----------------
---------------------------   ---------------------   ----------------
Austria                                $ 1,779,103              1.35%
Belgium                                  5,792,638              4.40%
Canada                                   4,556,189              3.46%
Cayman Islands                           2,551,387              1.94%
Denmark                                 11,174,510              8.49%
European Community                       9,861,853              7.49%
France                                   8,884,939              6.76%
Germany                                  5,159,184              3.92%
Italy                                    1,575,506              1.20%
Japan                                    4,807,483              3.65%
Netherlands                              8,150,904              6.19%
New Zealand                             11,081,723              8.42%
Portugal                                 6,749,033              5.13%
Spain                                    6,661,264              5.06%
Sweden                                   9,872,476              7.50%
United Kingdom                           5,876,981              4.46%
United States                           27,088,912             20.58%
                              ---------------------   ----------------
                              ---------------------   ----------------
                                     $ 131,624,085            100.00%
                              =====================   ================
                              =====================   ================

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004